Harris Oakmark International Portfolio
Harris Oakmark International Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harris Oakmark International Portfolio - USD ($)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Harris Oakmark International Portfolio		Class A	Class B	Class E
Management Fee		0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses		0.81%	1.06%	0.96%
Fee Waiver	[1]	(0.02%)	(0.02%)	(0.02%)
Net Operating Expenses		0.79%	1.04%	0.94%
[1]	Brighthouse Investment Advisers, LLC, has contractually agreed, for the period May 1, 2017, through April 30, 2018, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.850% of the first $100 million of the Portfolio’s average daily net assets, 0.800% of such assets over $100 million up to $1 billion and 0.725% of such assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2018, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Harris Oakmark International Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	81	258	449	1,003
Class B	107	337	586	1,297
Class E	96	305	531	1,180

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies
Harris Associates L.P. (“Harris” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in common stocks of non-U.S. companies. The Portfolio may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio’s foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio invests primarily in mid- to large-cap companies. The Portfolio may engage in foreign currency transactions for hedging purposes.

Harris uses a value investment style in selecting equity securities for the Portfolio. Harris believes that over time, a company’s stock price converges with its true business value. By “true business value” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio’s investment objective. Harris uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies’ true business values.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	33.09%
Lowest Quarter	4th – 2008	-22.01%

Average Annual Total Return as of December 31, 2016
Average Annual Total Returns - Harris Oakmark International Portfolio	1 Year	5 Years	10 Years
Class A	8.43%	10.67%	4.29%
Class B	8.18%	10.42%	4.03%
Class E	8.31%	10.52%	4.14%
MSCI EAFE® Index (reflects no deduction for mutual fund fees or expenses)	1.00%	6.53%	0.75%